9. FIXED ASSETS (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Property and equipment, net	$ 427,215	$ 469,001
Property and equipment, accumulated depreciation	663,213	606,509
Depreciation expense	$ 66,557	$ 60,869